MFS(R) INSTITUTIONAL SERIES TRUST:

              MFS Institutional International Research Equity Fund

                     MFS Institutional Large Cap Growth Fund

                     MFS Institutional Large Cap Value Fund


                      Supplement to the Current Prospectus

     This supplement supersedes and replaces in its entirety the supplement dated May 1, 2005.

Effective April 1, 2005, for MFS Institutional Large Cap Growth Fund, the Portfolio Managers section of the Prospectus is hereby restated as follows:

Portfolio Managers

Information regarding the portfolio managers of each fund is set forth below.


Fund                          Portfolio Managers         Primary Role         Since    Title and Five Year History
----                          ------------------         ------------         -----    ---------------------------
MFS Institutional Large         Stephen Pesek         Portfolio Manager       1999     Senior   Vice    President   of   MFS;
Cap Growth Fund                                                                        employed in the investment  management
                                                                                       are of MFS since 1994.
                                S.Irfan Ali           Portfolio Manager       2003     Senior Vice President of MFS; employed in
                                                                                       the investment management are of MFS since
                                                                                       1993.
                              Margaret W. Adams       Portfolio Manager       2003     Vice  President  of MFS;  employed  in
                                                                                       the investment  management area of MFS
                                                                                       since 2000;  prior to joining MFS, Ms.
                                                                                       Adams was  employed in the  investment
                                                                                       management area of J.P. Morgan & Co.
                             Gregory Locraft, Jr.     Portfolio Manager     April      Vice  President  of MFS;  employed  in
                                                                              2005     the investment  management area of MFS
                                                                                       since 1998.

Effective May 1, 2005, for MFS Institutional International Research Equity Fund and MFS Institutional Large Cap Value Fund, the Portfolio Managers section of the Prospectus is hereby restated as follows:

Portfolio Managers

Information regarding the portfolio managers of each fund is set forth below.

Fund                          Portfolio Managers         Primary Role         Since    Title and Five Year History
----                          ------------------         ------------         -----    ---------------------------
MFS Institutional              Jose Luis Garcia      General Oversight Over    May     Vice  President  of MFS;  employed  in
International Research                                 a Team of Analysts     2005     the investment  management area of MFS
Equity Fund                                                                            since 2002.  Chief  Executive  Officer
                                                                                       of  Telefonica  B2B (Mexico City) from
                                                                                       2000 to 2002.

                               Thomas Melendez       General Oversight Over May 2005   Vice  President  of MFS;  employed  in
                                                       a Team of Analysts              the investment  management area of MFS
                                                                                       since 2002.  Emerging  Market  Product
                                                                                       Specialist  for  Schroders  Investment
                                                                                       Management  (North  America) from 1999
                                                                                       to 2002.

MFS Institutional Large       Stephen R. Gorham       Portfolio Manager       2002     Senior   Vice    President   of   MFS;
Cap Value Fund                                                                         employed in the investment  management
                                                                                       area of MFS since 1992.


                  The date of this Supplement is June 1, 2005.